SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Long-term loans:
Long-term loans		$ 21,549	$ 26,035
Less - current maturities		4,617	4,542
Long-term loans, excluding current maturities		$ 16,932	$ 21,493
Loan from bank (a) [Member]
Long-term loans:
Interest rate	[1]	4.77%	4.77%
Maturity, minimum	[1]	Jan. 01, 2017
Maturity, maximum	[1]	Dec. 31, 2022
Long-term loans	[1]	$ 20,000	$ 24,000
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	[2]	EURIBOR +2.75%	EURIBOR +2.75%
Interest rate, spread on variable rate	[2]	2.75%	2.75%
Maturity, minimum	[2]	Jan. 01, 2017
Maturity, maximum	[2]	Dec. 31, 2020
Long-term loans	[2]	$ 1,458	$ 1,835
Loan from bank (c) [Member]
Long-term loans:
Interest rate	[3]	6.00%	6.00%
Maturity, maximum	[3]	Dec. 31, 2017
Long-term loans	[3]	$ 91	$ 200

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2016 the Company is in compliance with these covenants.
[2]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[3]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.